Subscriptions Payable (Details Narrative)	12 Months Ended
	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($) shares	Oct. 31, 2019 CAD ($) $ / shares shares	Oct. 31, 2018 USD ($)	Oct. 31, 2018 CAD ($)
Reserve Quantities [Line Items]
Proceeds of subscription receipts		$ 2,514,377
Shares to be issued		$ 5,136
G R Unlimited [Member]
Reserve Quantities [Line Items]
Proceeds of subscription receipts				$ 720,516	$ 923,630
Number of subscription receipts | shares		2,099,159	2,099,159
Share Price | $ / shares			$ 0.55
Proceeds from financing		$ 554,000	$ 735,620